Property, Plant and Equipment, Net - Schedule of Property, Plant and Equipment, Net (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Schedule of property, plant and equipment, net [Line Items]
Property, plant and equipment, gross	¥ 128,953		¥ 155,737
Less: Accumulated depreciation	(119,717)		(138,366)
Construction in progress	53,640		53,640
Property, plant and equipment, net	62,876	$ 8,991	71,011
Building [Member]
Schedule of property, plant and equipment, net [Line Items]
Property, plant and equipment, gross	3,240		14,604
Office equipment, furniture and fixtures [Member]
Schedule of property, plant and equipment, net [Line Items]
Property, plant and equipment, gross	109,767		118,145
Motor vehicles [Member]
Schedule of property, plant and equipment, net [Line Items]
Property, plant and equipment, gross	4,163		5,275
Leasehold improvements [Member]
Schedule of property, plant and equipment, net [Line Items]
Property, plant and equipment, gross	¥ 11,783		¥ 17,713